COMMITMENTS AND CONTINGENCIES - Additional Information (Detail) - USD ($)	12 Months Ended
	May. 31, 2015	May. 31, 2014
Commitments And Contingencies [Line Items]
Operating Leases, Rent Expense	$ 2,200	$ 7,401